Schedule of changes in intangible assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets, ending	R$ 5,753	R$ 6,164	R$ 6,236
Additions	232	198
Exchange rate changes	(358)	771
Impairment loss on financial assets	(22)
Amortization	(269)	(248)
Write-off	(2)	(2)
Transfers	(35)	198
Remeasurement	43	49
Deconsolidation Sendas		(1,038)
Finance Lease [Member] | Right Of Use Paes Mendonca [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, ending	413	567	780
Amortization	(47)	(47)
Remeasurement	43	49
Deconsolidation Sendas		(215)
Lease [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, ending	441	603	836
Additions		1
Amortization	(55)	(68)
Remeasurement	43	49
Deconsolidation Sendas	(150)	(215)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, ending	729	750	1,314
Additions
Exchange rate changes	(21)	39
Transfers		15
Deconsolidation Sendas		(618)
Tradename [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, ending	3,385	3,731	3,059
Exchange rate changes	(324)	700
Impairment loss on financial assets	(22)
Transfers		12
Deconsolidation Sendas		(40)
Commercial Rightsl [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, ending	51	47	136
Additions	4	6
Deconsolidation Sendas		(95)
Contractual Right [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, ending	3	3
Additions
Exchange rate changes		13
Amortization	(1)
Transfers		(12)
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, ending	1,144	1,030	888
Additions	228	191
Exchange rate changes	(13)	19
Amortization	(214)	(179)
Write-off	(2)	(2)
Transfers	115	183
Deconsolidation Sendas		(70)
Computer software [member] | Lease [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, ending	28	36	56
Additions		1
Amortization	(8)	(21)
Transfers	(150)
Total Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, ending	5,312	5,561	R$ 5,400
Additions	232	197
Exchange rate changes	(358)	771
Impairment loss on financial assets	(22)
Amortization	(214)	(180)
Write-off	(2)	(2)
Transfers	R$ 115	198
Deconsolidation Sendas		R$ (823)